Net Income Per Share: Schedule of Earnings Per Share, Basic and Diluted (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Tables/Schedules
Schedule of Earnings Per Share, Basic and Diluted

	Three months	Three months	Nine months	Nine months
	ended	ended	ended	ended
	March 31, 2014	March 31, 2013	March 31, 2014	March 31, 2013
	(unaudited)	(unaudited)	(unaudited)	(unaudited)

Net income available to common stockholders - basic	$3,928,011	$3,159,206	$18,024,773	$14,813,455
Interest on convertible notes	228,542	253,935	724,412	815,326
Net income available for common shareholders - diluted	$4,156,553	$3,413,141	$18,749,185	$15,628,781

Weighted average number of common shares outstanding - basic	17,861,085	17,861,085	17,861,085	17,861,085
Common shares if converted from Convertible Debt	3,970,243	4,232,250	4,096,554	4,232,250
Weighted average number of common shares outstanding - diluted	21,831,328	22,093,335	21,957,639	22,093,335

Earnings per share:
Basic	$0.22	$0.18	$1.10	$0.83
Diluted	$0.19	$0.15	$0.85	$0.71

	The year ended June 30, 2013	The year ended June 30, 2012

Net income available to common stockholders-basic	$19,123,517	$9,648,025
Interest on convertible notes	1,069,261	10,875,038
Net income available for common shareholders – diluted	$20,192,778	$20,523,063

Weighted average number of common shares outstanding - basic	17,861,085	17,861,085
Common shares if converted from Convertible Debt	4,232,250	5,018,000
Weighted average number of common shares outstanding - diluted	22,093,335	22,879,085

Earnings (loss) per share:
Basic	$1.07	$0.54
Diluted	$0.91	$0.54